Income Taxes - Reconciliation Setting Forth Differences Between Effective Tax Rate and U.S. Statutory Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate	$ 763	$ 654	$ 557
State and local income taxes net of federal tax benefit	247	522	255
Federal credits	2,454	1,267	1,299
Federal rate change			(280)
Nondeductible/nontaxable permanent items	(89)	77	(12)
Other		(56)	1
Change in valuation allowance	$ (3,376)	$ (2,464)	$ (1,820)
Effective tax rate	0.00%	0.00%	0.00%